Summary of Significant Accounting Policies (Details 2) (OP Units, Noncontrolling interests)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
OP Units | Noncontrolling interests
Earnings per share
Number of potentially dilutive shares	3,698,877	3,698,877